Investments in unconsolidated entities - Other long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments in unconsolidated entities
Other long-term investments	$ 346.8	$ 365.0
Investments in unconsolidated entities
Investments in unconsolidated entities
Other long-term investments	346.8	365.0
Equity method investments	0.0	0.0
Investments in unconsolidated entities | Equity method eligible unconsolidated entities, at fair value
Investments in unconsolidated entities
Other long-term investments	151.9	169.4
Investments in unconsolidated entities | Other unconsolidated investments, at fair value
Investments in unconsolidated entities
Other long-term investments	$ 194.9	$ 195.6